Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Fair Value Disclosures [Abstract]
Financial Assets and Liabilities Carried at Fair Value on Recurring Basis

The following table sets forth the Company’s financial assets and liabilities carried at fair value on a recurring basis by level within the fair value hierarchy:

As of March 31, 2016	Level 1	Level 2	Level 3	Total
Assets:
Available for sale securities	$332	$—	$—	$332
Foreign currency contracts	—	47	—	47

Liabilities:
Interest rate swaps	—	3,624	—	3,624

As of June 30, 2015	Level 1	Level 2	Level 3	Total
Assets:
Available for sale securities	$253	$—	$—	$253
Foreign currency contracts	—	57	—	57

Liabilities:
Interest rate swaps	—	2,988	—	2,988
Foreign currency contracts	—	34	—	34

The following table sets forth the Company’s financial assets and liabilities carried at fair value on a recurring basis by level within the fair value hierarchy:

	Successor
	June 30, 2015
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$55,675	$—	$—	$55,675
Restricted cash	1,985	—	—	1,985
Available for sale securities	253	—	—	253
Foreign currency contracts	—	57	—	57

Liabilities:
Interest rate swap	—	(2,988)	—	(2,988)
Foreign currency swap	—	(34)	—	(34)

	Successor
	June 30, 2014
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$27,533	$—	$—	$27,533
Restricted cash	2,425	—	—	2,425
Available-for-sale securities	238	—	—	238
Interest rate swap	—	2,761	—	2,761
Foreign currency contracts	—	184	—	184

Liabilities:
Interest rate swap	—	(3,831)	—	(3,831)
Foreign currency forward contracts	—	(38)	—	(38)